Expense Example {- Fidelity Advisor Freedom® 2045 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2045 Fund	May 29, 2021 USD ($)
Class A
Expense Example:
1 year	$ 671
3 years	875
5 years	1,096
10 years	1,722
Class M
Expense Example:
1 year	473
3 years	733
5 years	1,012
10 years	1,802
Class C
Expense Example:
1 year	278
3 years	551
5 years	949
10 years	2,056
Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	923
Class Z
Expense Example:
1 year	66
3 years	207
5 years	361
10 years	$ 801